Accounts Payable	12 Months Ended
Dec. 31, 2013
Accounts Payable [Abstract]
ACCOUNTS PAYABLE
NOTE 10: ACCOUNTS PAYABLE
Accounts payable as of December 31, 2013 and 2012 consisted of the following:

	December 31, 2013	December 31, 2012
Creditors	$ 234	$ 226
Brokers	966	820
Professional and legal fees	377	231

Total accounts payable	$ 1,577	$ 1,277
.